Provision For Tax, Civil And Labor Risks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [line items]
Schedule of tax, civil and labor provision and contingent liabilities

The changes in the tax, civil and labor provision and contingent liabilities are presented below:

	Tax		Civil		Labor		Business Combination	Total
	2020	2019	2020	2019	2020	2019	2020	2020	2019
Balance at the beginning of the year	127,842	163,852	30,653	32,300	61,571	65,655	-	220,066	261,807
Acquisition of subsidiary (1)	671,667	-	37,364	-	163,962	-	820,103	1,693,096	-
Additions	169,824	14,497	186,182	14,072	44,566	45,983	9,772	410,344	74,552
Reversals	(71,797)	(54,168)	(62,013)	(4,766)	(4,601)	(40,127)	(67,482)	(205,893)	(99,061)
Payments	(54,590)	(1,150)	(31,169)	(11,418)	(48,792)	(14,611)	-	(134,551)	(27,179)
Inflation adjustment	5,623	4,440	4,164	309	6,508	5,009	21,671	37,966	9,758
Exchange rate variation	83,202	371	12,525	156	27,284	(338)	13,629	136,640	189
Transfers (2)	-	-	(99,309)	-	841	-	-	(98,468)	-
Balance at the end of the year	931,771	127,842	78,397	30,653	251,339	61,571	797,693	2,059,200	220,066

Current								58,756	18,650
Non-current								2,000,444	201,416

(1)

Amounts arising from lawsuits with probability of possible and remote loss of tax nature in the amount of R$ 709,751 labor in the amount of R$ 54,728 and civil in the amount of R$ 55,624, measured and recorded at the estimated fair value resulting from the business combination with Avon, in accordance with IFRS 3 (Note 4) , additionally, the fair value of contingent liabilities includes liabilities assumed and recognized by Avon prior to the allocation of fair value, in the amount of R$ 872,993.

(2)	Balance arising from other obligations of the subsidiary Avon, related to reclassifications of processes previously recognized as contingent liabilities to other trade payable.